NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectuses dated December 17, 2007

NEUBERGER BERMAN CENTURY FUND

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 6 OF THE INVESTOR CLASS PROSPECTUS:

The Fund is managed by a team consisting of the following lead Portfolio
Managers:

DANIEL D. ROSENBLATT is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since its inception.

JOHN J. BARKER is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since its inception.

DANIEL J. FLETCHER, CFA is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since its inception. Previously, Mr. Fletcher was an equity research analyst/product manager at Lehman Brothers.

LAWRENCE K. FISHER is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Fisher has been a Portfolio Manager of the Fund since June 2008, and he joined Neuberger Berman in 1998.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

NEUBERGER BERMAN FOCUS FUND

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 12 OF THE ADVISOR CLASS PROSPECTUS, ON PAGE 17 OF THE INVESTOR CLASS PROSPECTUS AND ON PAGE 5 OF THE TRUST CLASS PROSPECTUS:

ROBERT B. CORMAN is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. He has been the Portfolio Manager of the Fund since October 2005. Previously, he co-managed the Fund's assets from November 2003 to September 2005. He held senior positions in portfolio management at four other firms since 1981.

DAVID LEVINE, CFA, is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since June 2008. He is a Portfolio Manager on the Large Cap Value team of Neuberger Berman, LLC. He joined Neuberger Berman in 1995.

HILARY L. FRISCH, CFA, is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Neuberger Berman, LLC. She has been a Portfolio Manager of the Fund since June 2008 and is the leader of the Technology, Media and Telecommunication research effort. She joined Neuberger Berman in 2000.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

THE DATE OF THIS SUPPLEMENT IS JUNE 17, 2008. THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENTS DATED JUNE 16, 2008 AND JANUARY 16, 2008.

                                            NEUBERGER BERMAN
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                                            NEUBERGER BERMAN MANAGEMENT, INC.
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